ACCOUNTS PAYABLE AND OTHER LIABILITIES	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER LIABILITIES	ACCOUNTS PAYABLE AND OTHER LIABILITIES
The components of accounts payable and other liabilities are as follows:

(US$ Millions)	Jun. 30, 2024	Dec. 31, 2023
Accounts payable and accrued liabilities	$3,104	$3,216
Loans and notes payable	2,226	963
Deferred revenue	507	473
Derivative liabilities	688	977
Lease liabilities(1)	46	46
Other liabilities	56	66
Total accounts payable and other liabilities	$6,627	$5,741
(1)See Note 14, Other Non-Current Liabilities, for further information on the interest expense related to these liabilities.